Schedule of provision for income taxes (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Income Tax Disclosure [Abstract]
Current	$ 13,727
Deferred	(18,001)	(979)
Provision (benefit) for the income taxes consist of the following:	$ (4,274)	$ (979)